Effective immediately, the row for the Barclays 1-9 Year Municipal Bond Index in the "Performance Table" in the sub-section entitled "Performance Information" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Share Class	1 YEAR	5 YEARS	10 YEARS
Barclays 1-9 Year Municipal Bond Index	3.38%	3.10%	3.66%

 1018009                                                                                                                                                                  1                                                                                                                              MTL-SUP-I-092815